INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade and other payables (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024
Current
Trade creditors	$ 86,775,650	$ 108,307,192
Taxes	3,640,496	5,647,550
Miscellaneous	1,087,799	1,121,839
Trade and other payable	128,600,242	168,732,469
Shareholders and other related parties
Current
Trade payable, related party	269,498	37,985
Parent company
Current
Trade payable, related party	818,754	729,171
Joint ventures and associates
Current
Trade payable, related party	$ 36,008,045	$ 52,888,732